PREFERRED SHARES (Details 3)	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Oct. 01, 2010	Dec. 31, 2010 CNY	Jul. 07, 2009 Series B Preferred Shares USD ($)	Dec. 31, 2012 Series B Preferred Shares CNY	Dec. 29, 2009 Series C Preferred Shares USD ($)	Dec. 31, 2009 Series C Preferred Shares PS-C Tranche I USD ($)	Dec. 31, 2009 Series C Preferred Shares PS-C Tranche II USD ($)
Preferred shares
Fair value of preferred shares investors' obligation debited to Additional Paid-in Capital				12,023,000
Fair value of ordinary shares (in dollars per share)					$ 0.30
Contingent BCF recorded						177,085	651,136
Deemed dividends		31,935,000
Shares acquired			1,000,000
Aggregate purchase consideration of shares repurchased			100
Difference between purchase consideration and carrying amount of preferred shares credited to Additional Paid-in Capital			$ 491,705
Number of ordinary shares into which preferred shares were automatically converted	205,565,425